Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2024
LVIP Structured Moderately Aggressive Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Structured Moderately Aggressive Allocation Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Structured Moderately Aggressive Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 70% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 30% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange-traded funds. The Underlying Funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including securities of small- and medium-cap companies and those with growth and value characteristics. The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic fixed income securities (bonds) including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ4 202013.93%Lowest Quarterly ReturnQ1 2020(18.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/23
LVIP Structured Moderately Aggressive Allocation Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
LVIP Structured Moderately Aggressive Allocation Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
LVIP Structured Moderately Aggressive Allocation Fund | Stock Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
LVIP Structured Moderately Aggressive Allocation Fund | Fund of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.
LVIP Structured Moderately Aggressive Allocation Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
LVIP Structured Moderately Aggressive Allocation Fund | Asset Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
LVIP Structured Moderately Aggressive Allocation Fund | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
LVIP Structured Moderately Aggressive Allocation Fund | Passive Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
LVIP Structured Moderately Aggressive Allocation Fund | Investment Style Factors Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP Structured Moderately Aggressive Allocation Fund | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
LVIP Structured Moderately Aggressive Allocation Fund | Exchange-Traded Fund ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
LVIP Structured Moderately Aggressive Allocation Fund | Growth Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
LVIP Structured Moderately Aggressive Allocation Fund | Value Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
LVIP Structured Moderately Aggressive Allocation Fund | Small- and Medium-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
LVIP Structured Moderately Aggressive Allocation Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP Structured Moderately Aggressive Allocation Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
LVIP Structured Moderately Aggressive Allocation Fund | US Treasury Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
LVIP Structured Moderately Aggressive Allocation Fund | Prepayment Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
LVIP Structured Moderately Aggressive Allocation Fund | Mortgage-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
LVIP Structured Moderately Aggressive Allocation Fund | Mortgage-Backed TBA Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
LVIP Structured Moderately Aggressive Allocation Fund | Inflation Indexed Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
LVIP Structured Moderately Aggressive Allocation Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
LVIP Structured Moderately Aggressive Allocation Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
LVIP Structured Moderately Aggressive Allocation Fund | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP Structured Moderately Aggressive Allocation Fund | Regional Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
LVIP Structured Moderately Aggressive Allocation Fund | Limited Portfolio Holdings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
LVIP Structured Moderately Aggressive Allocation Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP Structured Moderately Aggressive Allocation Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.59%	[1]
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 738
2014	rr_AnnualReturn2014	5.28%
2015	rr_AnnualReturn2015	(3.48%)
2016	rr_AnnualReturn2016	10.48%
2017	rr_AnnualReturn2017	14.89%
2018	rr_AnnualReturn2018	(8.20%)
2019	rr_AnnualReturn2019	17.43%
2020	rr_AnnualReturn2020	9.28%
2021	rr_AnnualReturn2021	13.68%
2022	rr_AnnualReturn2022	(13.13%)
2023	rr_AnnualReturn2023	14.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.67%)
1 year	rr_AverageAnnualReturnYear01	14.27%
5 years	rr_AverageAnnualReturnYear05	7.69%
10 years	rr_AverageAnnualReturnYear10	5.54%
LVIP Structured Moderately Aggressive Allocation Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.84%	[1]
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	$ 1,037
1 year	rr_AverageAnnualReturnYear01	13.98%
5 years	rr_AverageAnnualReturnYear05	7.42%
10 years	rr_AverageAnnualReturnYear10	5.28%
LVIP Structured Moderately Aggressive Allocation Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%
5 years	rr_AverageAnnualReturnYear05	15.69%
10 years	rr_AverageAnnualReturnYear10	12.03%
LVIP Structured Moderately Aggressive Allocation Fund | Structured Moderately Aggressive Allocation Composite (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.25%	[2]
5 years	rr_AverageAnnualReturnYear05	8.45%	[2]
10 years	rr_AverageAnnualReturnYear10	6.22%	[2]

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Moderately Aggressive Structured Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 26% S&P 500®Index, 25% Bloomberg U.S. Aggregate Bond Index, 22% MSCI EAFE® NR Index, 10% MSCI Emerging Markets NR Index, 7% S&P MidCap 400® Index, 5% Russell 2000® Index, and 5% Bloomberg U.S. TIPS Index. The Moderately Aggressive Structured Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.